Short-term Investment (Details) - Schedule of fair value common shares held - Medigus Ltd [Member]	3 Months Ended
Jan. 31, 2023 CAD ($) shares
Short-term Investment (Details) - Schedule of fair value common shares held [Line Items]
Beginning shares | shares	264,449
Additions | $
Unrealized loss | $	$ (84,224)
Ending shares | shares	180,225